CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions		3 Months Ended						6 Months Ended				12 Months Ended
		Jun. 30, 2018		Mar. 31, 2018		Jun. 30, 2017		Jun. 30, 2018		Jun. 30, 2017		Dec. 31, 2017
Cash flows from (used in) operating activities [abstract]
Income/(loss) before tax		$ 3,518		$ 4,540		$ 3,288		$ 8,059		$ 7,332	[1]	$ 13,420	[1]
Depreciation, amortisation and net impairment losses		1,830		2,368		2,312		4,198		4,255	[1]	8,644	[1]
Exploration expenditures written off		252		28		94		280		132	[1]	(8)	[1]
(Gains) losses on foreign currency transactions and balances		138		19		22		157		(65)	[1]	(127)	[1]
(Gains) losses on sales of assets and businesses		1		(3)		13		(2)		396	[1]	395	[1]
(Increase) decrease in other items related to operating activities	[2]	(112)		(117)		(917)		(229)		(1,054)	[1]	(884)	[1]
(Increase) decrease in net derivative financial instruments		518		389		(49)		907		(282)	[1]	19	[1]
Interest received		40		36		38		77		80	[1]	148	[1]
Interest paid		(93)		(131)		(139)		(224)		(273)	[1]	(622)	[1]
Cash flows provided by operating activities before taxes paid and working capital items		6,093		7,131		4,661		13,223		10,521	[1]	20,985	[1]
Taxes paid		(2,324)		(1,118)		(1,119)		(3,442)		(1,727)	[1]	(5,766)	[1]
(Increase) decrease in working capital		(767)		1,062		509		295		975	[1]	(417)	[1]
Cash flows provided by operating activities		3,002		7,075		4,051		10,077		9,769	[1]	14,802	[1]
Cash flows from (used in) investing activities [abstract]
Additions through business combinations	[3]	(1,996)		(1,561)		0		(3,557)		0	[1]	0	[1]
Capital expenditures and investments		(2,774)		(2,529)		(2,346)		(5,303)		(4,724)	[1]	(10,755)	[1]
(Increase) decrease in financial investments		192		2,578		(3,005)		2,770		(4,851)	[1]	592	[1]
(Increase) decrease in derivatives financial instruments		95		(40)		(89)		55		162	[1]	(439)	[1]
(Increase) decrease in other items interest bearing		51		6		19		57		20	[1]	79	[1]
Proceeds from sale of assets and businesses		1,016		2		74		1,018		377	[1]	406	[1]
Cash flows used in investing activities		(3,417)		(1,545)		(5,347)		(4,961)		(9,015)	[1]	(10,117)	[1]
Cash flows from (used in) financing activities [abstract]
Repayment of finance debt		(1,260)		(851)		(5)		(2,111)		(11)	[1]	(4,775)	[1]
Dividend paid		(744)		(402)		(728)		(1,147)		(728)	[1]	(1,491)	[1]
Net current finance debt and other		150		75		(226)		224		(260)	[1]	444	[1]
Cash flows provided by (used in) financing activities		(1,854)		(1,179)		(960)		(3,033)		(999)	[1]	(5,822)	[1]
Net increase (decrease) in cash and cash equivalents		(2,269)		4,352		(2,256)		2,083		(245)	[1]	(1,137)	[1]
Effect of exchange rate changes on cash and cash equivalents		(650)		184		211		(466)		239	[1]	436	[1]
Cash and cash equivalents at the beginning of the period (net of overdraft)		8,925	[4]	4,390	[1],[5]	7,128		4,390	[1],[5]	5,090	[1]	5,090	[1]
Cash and cash equivalents at the end of the period net of overdraft)		6,006	[4]	$ 8,925	[4]	5,083	[1],[4]	6,006	[4]	5,083	[1],[4]	4,390	[1],[5]
Cash and cash equivalents includes: [abstract]
Bank overdrafts		$ 72				0		$ 72		$ 0		$ 0
Interest paid [abstract]
Capitalised interest						$ 1,073

[1]	* Related to a change in accounting policies, see note 9 Changes in accounting policies for more information.
[2]

The reversal of the provision related to profit oil and interest expense relate to Block 4, Block 15, Block 17 and Block 31 offshore Angola of USD 1,073 million in the second quarter of 2017 had no cash effect and was e xcluded from Cash flow provided by operating activity.

[3]

** Related to capital expenditures on the acquisition of interests in the Roncador field in Brazil, and the Martin Linge field and Garantiana discovery on the NCS, see note 3 Acquisitions and disposals for further information.

[4]	At 30 June 2018 cash and cash equivalents included a net overdraft of USD 72 million . At 30 June 2017 and 31 D ecember 2017 net overdraft was zero .
[5]	At 30 June 2018 cash and cash equivalents included a net overdraft of USD 72 million . At 30 June 2017 and 31 D ecember 2017 net overdraft was zero .